Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of Digital Assets
The following table presents the activities of the digital assets (in thousands):

Balance at January 1, 2022	$—
Addition of digital assets	2,745
Digital assets issued for services	(385)
Realized gain on sale of digital assets	10
Impairment loss	(908)
Balance at September 30, 2022	$1,462